united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23435

Zacks Trust

(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-265-9359

Date of fiscal year end: 1/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

Zacks Earnings Consistent Portfolio ETF

(ZECP)

Semi-Annual Report

July 31, 2023

1-855-813-3507

www.ZacksETFs.com

Zacks Earnings Consistent Portfolio ETF
PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended July 31, 2023, as compared to its benchmark:

			Annualized Since
	Six Months	One Year	Inception**
Zacks Earnings Consistent Portfolio ETF - NAV	7.50%	6.77%	1.60%
Zacks Earnings Consistent Portfolio ETF - Market Price	7.51%	6.55%	1.54%
Russell 3000 Index ***	12.58%	12.65%	1.40%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ZacksETFs.com or by calling 1-855-813-3507. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ZacksETFs.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.93% per the June 1, 2023, prospectus. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.

**	Inception date is August 23, 2021.

***	The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of Securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The index was developed with a base value of 140.00 as of December 31, 1986.

Top 10 Holdings by Asset Class	% of Net Assets
Software	12.20%
Technology Hardware	8.30%
Biotechnology & Pharmaceutical	7.60%
Medical Equipment & Devices	5.90%
Health Care Facilities & Services	5.60%
Insurance	5.10%
Technology Services	5.00%
Internet Media & Services	4.70%
Electric Utilities	4.20%
Machinery	3.60%
Other, Cash & Cash Equivalents	37.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 0.9%
6,238	Raytheon Technologies Corporation	$548,507

	APPAREL & TEXTILE PRODUCTS - 1.1%
6,182	NIKE, Inc., Class B	682,431

	ASSET MANAGEMENT - 2.5%
3,111	Ameriprise Financial, Inc.	1,084,028
701	BlackRock, Inc.	517,934
		1,601,962
	BANKING - 3.0%
9,917	JPMorgan Chase & Company	1,566,489
2,373	PNC Financial Services Group, Inc. (The)	324,840
		1,891,329
	BEVERAGES - 2.5%
8,398	PepsiCo, Inc.	1,574,289

	BIOTECH & PHARMA - 7.6%
3,693	Amgen, Inc.	864,716
10,484	Bristol-Myers Squibb Company	652,000
2,503	Eli Lilly and Company	1,137,739
5,529	Gilead Sciences, Inc.	420,978
7,290	Johnson & Johnson	1,221,294
14,110	Pfizer, Inc.	508,807
		4,805,534
	COMMERCIAL SUPPORT SERVICES - 3.2%
2,003	Cintas Corporation	1,005,586
6,912	Republic Services, Inc.	1,044,472
		2,050,058
	DIVERSIFIED INDUSTRIALS - 1.5%
5,094	Honeywell International, Inc.	988,898

	ELECTRIC UTILITIES - 4.2%
15,021	American Electric Power Company, Inc.	1,272,879
9,025	NextEra Energy, Inc.	661,533

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
10,198	Southern Company (The)	$737,723
		2,672,135
	ELECTRICAL EQUIPMENT - 0.8%
1,614	Rockwell Automation, Inc.	542,772

	FOOD - 2.1%
5,932	Hershey Company (The)	1,372,131

	HEALTH CARE FACILITIES & SERVICES - 5.6%
12,019	CVS Health Corporation	897,699
2,812	Laboratory Corp of America Holdings	601,571
4,129	UnitedHealth Group, Inc.	2,090,802
		3,590,072
	HOUSEHOLD PRODUCTS - 3.3%
13,486	Procter & Gamble Company (The)	2,107,862

	INDUSTRIAL REIT - 0.9%
4,689	Prologis, Inc.	584,953

	INSURANCE - 5.1%
13,438	Hartford Financial Services Group, Inc. (The)	965,923
7,527	Marsh & McLennan Companies, Inc.	1,418,237
14,539	MetLife, Inc.	915,521
		3,299,681
	INTERNET MEDIA & SERVICES - 4.7%
22,591	Alphabet, Inc., Class A(a)	2,998,277

	LEISURE FACILITIES & SERVICES - 2.6%
4,186	Marriott International, Inc., Class A	844,777
2,727	McDonald’s Corporation	799,556
		1,644,333
	MACHINERY - 3.6%
5,634	Caterpillar, Inc.	1,493,969

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	MACHINERY - 3.6% (Continued)
1,717	Deere & Company	$737,623
		2,231,592
	MEDICAL EQUIPMENT & DEVICES - 5.9%
7,912	Abbott Laboratories	880,842
2,375	Danaher Corporation	605,768
3,499	Hologic, Inc.(a)	277,891
2,512	Stryker Corporation	711,926
1,506	Thermo Fisher Scientific, Inc.	826,282
3,525	Zimmer Biomet Holdings, Inc.	486,979
		3,789,688
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
6,498	Schlumberger Ltd.	379,093

	RESIDENTIAL REIT - 1.0%
4,413	Mid-America Apartment Communities, Inc.	660,449

	RETAIL - CONSUMER STAPLES - 2.1%
8,387	Walmart, Inc.	1,340,745

	RETAIL - DISCRETIONARY - 2.7%
5,229	Home Depot, Inc. (The)	1,745,649

	SEMICONDUCTORS - 2.1%
6,124	Microchip Technology, Inc.	575,289
4,421	Texas Instruments, Inc.	795,780
		1,371,069
	SOFTWARE - 12.2%
1,493	ANSYS, Inc.(a)	510,755
1,594	Intuit, Inc.	815,650
11,700	Microsoft Corporation	3,930,264
7,134	Oracle Corporation	836,319
3,692	Synopsys, Inc.(a)	1,668,046
		7,761,034

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SPECIALTY FINANCE - 2.0%
7,604	American Express Company	$1,284,164

	TECHNOLOGY HARDWARE - 8.3%
23,655	Apple, Inc.	4,647,025
12,329	Cisco Systems, Inc.	641,601
		5,288,626
	TECHNOLOGY SERVICES - 5.0%
3,928	Accenture PLC, Class A	1,242,622
2,014	Automatic Data Processing, Inc.	497,982
4,905	Fiserv, Inc.(a)	619,060
2,384	Moody’s Corporation	840,956
		3,200,620
	TELECOMMUNICATIONS - 0.8%
15,924	Verizon Communications, Inc.	542,690

	TOTAL COMMON STOCKS (Cost $59,339,887)	62,550,643

	TOTAL INVESTMENTS - 97.9% (Cost $59,339,887)	$62,550,643
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	1,341,471
	NET ASSETS - 100.0%	$63,892,114

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2023

ASSETS
Investment in securities at value (identified cost $59,339,887)	$62,550,643
Cash	981,343
Receivable for securities sold	289,848
Dividends receivable	71,797
Prepaid expenses and other assets	28,381
TOTAL ASSETS	63,922,012

LIABILITIES
Payable to related parties	15,715
Investment advisory fees payable	11,750
Accrued expenses and other liabilities	2,433
TOTAL LIABILITIES	29,898
NET ASSETS	$63,892,114

Net Assets Consist Of:
Paid in capital	$61,218,945
Accumulated losses	2,673,169
NET ASSETS	$63,892,114

Net Asset Value Per Share:
Net Assets	$63,892,114
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,504,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.52

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2023

INVESTMENT INCOME
Dividends	$342,995
TOTAL INVESTMENT INCOME	342,995

EXPENSES
Investment advisory fees	83,654
Administrative services fees	21,658
Compliance officer fees	17,273
Legal fees	13,906
Offering cost expense	12,045
Custodian fees	10,413
Printing and postage expenses	9,340
Transfer agent fees	7,600
Audit fees	6,111
Trustees fees and expenses	6,020
Insurance expense	3,720
Other expenses	4,951
TOTAL EXPENSES	196,691
Fees Waived/Expenses Reimbursed by the Advisor	(91,502)
NET EXPENSES	105,189

NET INVESTMENT INCOME	237,806

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain (loss) from:
Investments	(359,166)
Investments delivered in-kind	10,993
(348,173)

Net change in unrealized appreciation on investments	3,643,017

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,294,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,532,650

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	July 31, 2023	January 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$237,806	$164,650
Net realized loss from security transactions	(348,173)	(409,067)
Net change in unrealized appreciation (depreciation) of investments	3,643,017	(368,516)
Net increase (decrease) in net assets resulting from operations	3,532,650	(612,933)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(164,525)
Net decrease in net assets resulting from distributions to shareholders	—	(164,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	37,708,364	12,420,784
Payments for shares redeemed:	—	(541,644)
Transaction fees (Note 7)	10,800	7,600
Net increase in net assets resulting from shares of beneficial interest	37,719,164	11,886,740

TOTAL INCREASE IN NET ASSETS	41,251,814	11,109,282

NET ASSETS
Beginning of Period	22,640,300	11,531,018
End of Period	$63,892,114	$22,640,300

SHARE ACTIVITY
Shares sold	1,550,000	525,000
Shares redeemed	—	(25,000)
Net increase in shares of beneficial interest outstanding	1,550,000	500,000

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The
	Six Months Ended		Year Ended	Period Ended
	July 31, 2023		January 31, 2023	January 31, 2022 *
	(Unaudited)

Net asset value, beginning of period	$23.73		$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.15		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	1.63		(1.74)	0.35
Total from investment operations	1.78		(1.47)	0.43
Less distributions from:
Net investment income	—		(0.21)	(0.03)
Total distributions	—		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.01		0.01	0.00
Net asset value, end of period	$25.52		$23.73	$25.40
Market price, end of period (unaudited)	$25.49		$23.71	$25.40
Total return (2)	7.50	% (6)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$63,892		$22,640	$11,531
Ratio of gross expenses to average net assets	1.03	% (5)	1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	1.24	% (5)	1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	8	% (6)	14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2023

1.	ORGANIZATION

Zacks Earnings Consistent Portfolio ETF (the “Fund”) is a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide long-term total returns and minimize capital loss. The Fund commenced operations on August 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$62,550,643	$—	$—	$62,550,643
Total	$62,550,643	$—	$—	$62,550,643

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

Statement of Operations. During the six months ended July 31, 2023, the Fund did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended January 31, 2023, or expected to be taken in the Fund’s January 31, 2024 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Organizational and Offering Costs – Organizational costs include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and audit fees for the initial seed audit. Organizational costs of the Fund are charged to expense as incurred. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to the Fund’s Prospectus and SAI. Offering costs incurred by the Fund were treated as deferred charges until the commencement of operations on August 23, 2021, and thereafter are amortized into expense over a 12 month period using the straight line method. For the six months ended July 31, 2023 $12,045 in deferred offering costs were expensed. The Fund has fully amortized the Offering Costs as of July 31, 2023.

Organizational and offering costs are subject to recoupment by the Advisor in accordance with the expense limitation agreement discussed in Note 4.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,015,416 and $3,176,932 respectively. For the six months ended July 31, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $37,154,415 and $0 respectively.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zacks Investment Management, Inc., (“Advisor”) serves as investment advisor to the Fund. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of the Fund’s assets. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of average daily net assets. For the six months ended July 31, 2023, the Fund incurred $83,654 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the six months ended July 31, the Advisor waived fees/reimbursed expenses of $91,502. As of July 31, 2023, $11,750 is due to the Fund from the Advisor, as reflected on the Statement of Assets and Liabilities.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board.

As of January 31, 2023, the Advisor has $336,357 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

June 28, 2024	January 31, 2025	January 31, 2026	Total
$55,949	$83,584	$196,824	$336,357

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

Foreside Financial Services, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Fund.

The Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Fund, and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$59,338,064	$4,012,762	$(800,183)	$3,212,579

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended January 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2023	January 31, 2022
Ordinary Income	$164,525	$11,822
Long-Term Capital Gain	—	—
	$164,525	$11,822

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

As of January 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,050	$—	$—	$(432,093)	$—	$(430,438)	$(859,481)

The difference between book basis and tax basis and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

At January 31, 2023, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$382,487	$49,606	$432,093	$—

Permanent book and tax differences, primarily attributable to the basis treatment of realized gain (loss) on in-kind redemptions for the year ended January 31, 2023, are as follows:

Paid
In	Accumulated
Capital	Deficit
$11,061	$(11,061)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2023

compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$400	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees, transaction fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Actual	1/31/23	7/31/23	1/31/23 - 7/31/23	1/31/23 - 7/31/23
Zacks Earnings Consistent Portfolio ETF	$1,000.00	$1,075.00	$2.88	0.55%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Hypothetical	1/31/23	7/31/23	1/31/23 - 7/31/23	1/31/23 - 7/31/23
Zacks Earnings Consistent Portfolio ETF	$1,000.00	$1,022.43	$2.80	0.55%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the year ended July 31, 2023 (181), divided by the number of days in the fiscal year (365).

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Approval of Renewal of Advisory Agreement – Zacks Earnings Consistent Portfolio ETF

In connection with a meeting held on April 24, 2023, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the renewal of the investment advisory agreement (the “ETF Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Earnings Consistent Portfolio ETF (the “ETF”). In considering the approval of the renewal of the ETF Advisory Agreement, the Board received materials specifically relating to the ETF and the ETF Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the ETF Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the ETF that the continuance of the ETF Advisory Agreement be approved and that the compensation payable thereunder by the ETF to Zacks was fair and reasonable. In considering the approval of the continuance of the ETF Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data for the ETF provided by the Adviser, including one-year and since inception average annual total returns as of December 31, 2022. The Board also reviewed comparisons of the ETF’s performance against its peer group average, Morningstar Category Average and benchmark. The Board noted that the ETF outperformed its peer group average and benchmark for the twelve-months ended December 31, 2022, underperformed its Morningstar Category Average for the twelve-months ended December 31, 2022, and outperformed its peer group average, Morningstar Category Average and benchmark for the since inception period ended December 31, 2022. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of the ETF was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the ETF Advisory Agreement with the Adviser, the Board considered the nature, extent, and quality of services that the Adviser provided to the ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to the ETF under the ETF Advisory Agreement were satisfactory.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2023

Fees and Expenses. The Board reviewed the ETF’s advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the peer group and Morningstar category. The Board noted that the ETF’s advisory fee and expense ratio were higher than both the peer group and Morningstar category averages. The Board also considered the size of the ETF in comparison to the funds in its peer group and the potential for the ETF’s expense ratio to decrease as it gains scale over time. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of the ETF for an additional year. Given these considerations, the Board concluded that the advisory fee paid to the Adviser under the ETF Advisory Agreement was not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the ETF and noted that the Adviser had not realized a profit from the ETF in the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of the ETF was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the ETF experiences substantial asset growth; however, the Board recognized that the ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuation of the ETF Advisory Agreement for an additional one-year period is in the best interests of the ETF.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-813-3507 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-813-3507.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
227 W. Monroe, Suite 4350
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 10/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 10/6/23

By (Signature and Title)

/s/ Donald Ralph

Donald Ralph, Principal Financial Officer/Treasurer

Date 10/6/23